RELATED PARTY TRANSACTIONS - Schedule of Statement of Operations (Details) - Related Party - Spiegel Venture and Nebula - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Revenues	$ 219	$ 1,091
Cost of revenues	$ 64	$ 4,609